Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Borrowings under revolving credit facility	$ 2,750,000,000
Revolving credit facility maturity date	Jun. 22, 2023
Interest paid in cash	$ 115,000,000	$ 88,000,000
Operating lease expense	361,000,000	$ 344,000,000
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 550,000,000
Asian Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	200,000,000
Mexican Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount	$ 100,000,000
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 600,000,000